FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15.     FAIR VALUE MEASUREMENTS

As of December 31, 2019, assets and liabilities measured or disclosed at fair value are summarized below:

Fair value measurements as of December 31, 2019 using
Quoted
			prices in	Significant	Significant
			active	observable	unobservable
			markets	inputs	inputs
	Total fair value		(Level 1)	(Level 2)	(Level 3)	Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value measurement — Recurring:
CL	24,568	3,529	—	—	24,568	—	—
Fair value measurement — Non-Recurring:
Equity investments accounted for at fair value using the measurement alternative	1,430	205	—	—	1,430	1,320	190

The Group recognized an unrealized loss of RMB5,296 (US$761) for measuring CL using the binomial tree model described in Note 2(q) occurring in the year ended December 31, 2019. There was no transfer into or out of Level 3 of the fair value hierarchy for the year ended December 31, 2019.

The Group measures equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820 at fair value on a nonrecurring basis using the measurement alternative, as there are no observable price changes in orderly transactions for identical or similar investments of the same issuer. As a result of reduced expectations of future cash flows from long-term investment of Jiangsu AnPac, the Group determined that the long-term investment with a carrying amount of RMB2,750 was not fully recoverable and consequently recorded an impairment charge of RMB1,320 for the years ended December 31, 2019. The investments are re-measured to fair value using valuation methodologies which require management to use significant unobservable inputs (level 3) such as revenue growth rate and discount rate.